Consolidated Statements Of Comprehensive Income $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩) ₩ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 KRW (₩) ₩ / shares	Dec. 31, 2015 KRW (₩) ₩ / shares
Statement of comprehensive income [Abstract]
Net interest income	₩ 5,220,650	$ 4,890,904	₩ 5,019,544	₩ 4,761,900
Interest income	8,550,687	8,010,611	8,512,312	8,698,235
Interest expense	(3,330,037)	(3,119,707)	(3,492,768)	(3,936,335)
Net fees and commissions income	1,070,466	1,002,853	937,131	976,796
Fees and commissions income	2,069,198	1,938,504	1,865,470	1,757,340
Fees and commissions expense	(998,732)	(935,651)	(928,339)	(780,544)
Dividend income	124,992	117,097	184,510	102,923
Net gain (loss) on financial instruments at fair value through profit or loss	(104,827)	(98,206)	114,387	240,342
Net gain (loss) on available-for-sale financial assets	192,708	180,536	(1,035)	(3,281)
Impairment losses due to credit loss	(785,133)	(735,543)	(834,076)	(966,646)
General and administrative expenses	(3,530,801)	(3,307,789)	(3,478,476)	(3,150,387)
Net other operating expenses	(31,313)	(29,334)	(367,779)	(610,061)
Operating income	2,156,742	2,020,518	1,574,206	1,351,586
Share of losses of joint ventures and associates	(101,514)	(95,102)	(19,507)	(70,124)
Other net non-operating income (expense)	(105,722)	(99,044)	(1,310)	170,484
Non-operating income (loss)	(207,236)	(194,146)	(20,817)	100,360
Net income before income tax expense	1,949,506	1,826,372	1,553,389	1,451,946
Income tax expense	(419,418)	(392,927)	(275,856)	(376,554)
Net income	1,530,088	1,433,445	1,277,533	1,075,392
Remeasurement of the net defined benefit liability	10,497	9,834	34,162	(78,267)
Items that will not be reclassified to profit or loss	10,497	9,834	34,162	(78,267)
Gain (loss) on valuation of available-for-sale financial assets	(84,498)	(79,161)	12,586	72,297
Share of other comprehensive income (loss) of joint ventures and associates	612	574	(7,937)	3,295
Gain on foreign currencies translation of foreign operations	(208,329)	(195,171)	28,712	33,837
Gain (loss) on valuation of cash flow hedge	777	728	10,371
Equity related to assets held for sale	4,145	3,883
Items that may be reclassified to profit or loss	(287,293)	(269,147)	43,732	109,429
Other comprehensive income(loss), net of tax	(276,796)	(259,313)	77,894	31,162
Total comprehensive income	1,253,292	1,174,132	1,355,427	1,106,554
Net income attributable to:
Net income attributable to owners	1,512,148	1,416,638	1,261,266	1,059,157
Net Income (loss) attributable to non-controlling interests	17,940	16,807	16,267	16,235
Total comprehensive income attributable to:
Comprehensive income attributable to owners	1,249,057	1,170,164	1,332,614	1,094,870
Comprehensive income (loss) attributable to non-controlling interests	₩ 4,235	$ 3,969	₩ 22,813	₩ 11,684
Basic and diluted earnings from continuing and discontinued operations per share (Note 43)(Unit: Korean Won and U.S. Dollar) | (per share)	₩ 1,999	$ 1.873	₩ 1,567	₩ 1,301
Basic and diluted earnings from continuing operations per share (Note 43) (Unit: Korean Won and U.S. Dollar) | (per share)	₩ 1,999	$ 1.873	₩ 1,567	₩ 1,301